ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Company's subsidiary, its VIE and VIE's major subsidiaries and kindergartens

Percentage of
	Date of	Place of	legal ownership
Name	establishment	establishment	by the Company	Principal activities

Subsidiary:
Beijing RYB Technology Development Co., Ltd. (“RYB Technology”)	December 24, 2007	PRC	100%	Investment holding and provision of educational services
Variable interest entity:
Beijing RYB Children Education Technology Development Co., Ltd. (“Beijing RYB”)	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
VIE’s major subsidiaries and kindergartens (1):

Shenzhen RYB Children Education
Technology Development Co., Ltd.	June 20, 2007	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Beijing Fengtai District RYB Education Training School	July 15, 2010	PRC	Consolidated VIE	Training services
Beijing RYB Youer Technology Development Co., Ltd.	April 2, 2014	PRC	Consolidated VIE	Play-and-learn centers services
Beijing Qingtian Youpin E-Commerce Co., Ltd.	June 8, 2015	PRC	Consolidated VIE	Sale of educational merchandise
Beijing Haidian District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	January 10, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Fengtai District RYB Multi-Dimension
Intelligence Experimental Kindergarten (2)	April 14, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Development RYB Bilingual Kindergarten (2)	February 21, 2006	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Kindergarten (2)	July 17, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Changping District Huilongguan RYB Kindergarten (2)	November 4, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Century Jiahua Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhongcanyuan Kindergarten (2)	September 14, 2010	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Xintiandi Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Hepingli Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Dongba Kindergarten (2)	July 5, 2011	PRC	Consolidated VIE	Kindergarten services
Dalian Jinzhou New District RYB Hongxinghai Kindergarten (2)	November 20, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District RYB Kindergarten (2)	March 30, 2012	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District RYB Wanxiang New Sky Kindergarten (2)	October 30, 2014	PRC	Consolidated VIE	Kindergarten services
Hefei Faneng Sunshine Beach Kindergarten (2)	January 18, 2013	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Jingsong RYB Kindergarten (2)	July 5, 2013	PRC	Consolidated VIE	Kindergarten services
Guiyang Guanshanhu District RYB Jinyuan Kindergarten (2)	June 3, 2013	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District Vanke City RYB Kindergarten (2)	January 8, 2014	PRC	Consolidated VIE	Kindergarten services
Qingdao Shibei District RYB Vanke City Kindergarten (2)	February 21, 2014	PRC	Consolidated VIE	Kindergarten services
Xiamen Siming District RYB Yongniantianshu Kindergarten (2)	July 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhuhuanian Kindergarten (2)	October 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Fangshan District RYB Changyang Peninsula Kindergarten (2)	May 3, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Hongmulin Kindergarten (2)	May 17, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Haidian District RYB Yidongyuan Kindergarten (2)	December 15, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Hongshan Youyou Education Technology Co., Ltd. (2)	October 18, 2016	PRC	Consolidated VIE	Hongshan Enable Alliance services
Beijing Mentougou District RYB Yongsheng Jiayuan Kindergarten (2)	November 16, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Xicheng District RYB Kindergarten (2)	January 16, 2017	PRC	Consolidated VIE	Kindergarten services
Shenyang Hunnan District RYB Shouchuang International City Kindergarten (2)	February 22, 2017	PRC	Consolidated VIE	Kindergarten services

(1)

The net revenues generated from these major subsidiaries and kindergartens accounted for approximately 70% of Group’s total net revenues for the year ended December 31, 2017. The English name is for identification purpose only.

(2)

These kindergartens are established and controlled by Beijing RYB or its subsidiaries. Under PRC laws and regulations, entities who establish kindergartens are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of kindergartens is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

Schedule of consolidated assets and liabilities, operating results and cash flows of the Company's VIE and VIE's subsidiaries and kindergartens

	As of December 31,
	2016	2017

Cash and cash equivalents	42,927	64,626
Prepaid expenses and other current assets	9,394	9,392
Total current assets	60,625	78,594
Total assets	99,489	133,897
Total current liabilities	78,577	92,537
Total liabilities	97,239	118,068

	For the years ended December 31,
	2015	2016	2017

Net revenues	81,830	107,747	140,012
Net income	2,598	7,378	17,925

Net cash provided by operating activities	24,241	32,181	25,453
Net cash used in investing activities	(14,880)	(12,119)	(7,573)
Net cash provided by financing activities	695	1,422	381
Effects of exchange rate changes	(947)	(2,572)	3,609